OTHER FINANCIAL LIABILITIES - Schedule of movement of lease liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lease Liability Total
Lease Liability [Roll Forward]
Opening balance	$ 3,362,581	$ 2,967,994	$ 2,216,454
New contracts	837,808	645,243	946,154
Lease termination	(210,876)	(72,806)	(15,070)
Renegotiations	245,535	166,825	(4,975)
Payments	(774,520)	(632,214)	(399,283)
Accrued interest	312,131	313,556	222,133
Exchange differences	15,291	(5,172)	2,278
Cumulative translation adjustment	4,911	(9,679)	303
Other increases (decreases)		(11,166)
Changes	430,280	394,587	751,540
Closing balance	3,792,861	3,362,581	2,967,994
Aircraft
Lease Liability [Roll Forward]
Opening balance	3,174,760	2,894,198	2,134,972
New contracts	815,796	576,182	943,178
Lease termination	(210,868)	(72,266)	(13,258)
Renegotiations	227,117	96,155	(7,194)
Payments	(731,902)	(605,584)	(376,006)
Accrued interest	292,381	288,165	212,500
Exchange differences	6,747	(2,090)	0
Cumulative translation adjustment	0	0	6
Other increases (decreases)		0
Changes	399,271	280,562	759,226
Closing balance	$ 3,574,031	$ 3,174,760	2,894,198
Discount rate	0.0874	0.0909
Other
Lease Liability [Roll Forward]
Opening balance	$ 187,821	$ 73,796	81,482
New contracts	22,012	69,061	2,976
Lease termination	(8)	(540)	(1,812)
Renegotiations	18,418	70,670	2,219
Payments	(42,618)	(26,630)	(23,277)
Accrued interest	19,750	25,391	9,633
Exchange differences	8,544	(3,082)	2,278
Cumulative translation adjustment	4,911	(9,679)	297
Other increases (decreases)		(11,166)
Changes	31,009	114,025	(7,686)
Closing balance	$ 218,830	$ 187,821	$ 73,796
Discount rate	0.0887	0.0878